COMMITMENTS AND CONTINGENCIES - Contingencies and Guarantees (Details) € in Thousands, ¥ in Millions, $ in Millions			9 Months Ended
	Jun. 17, 2022 USD ($) MWh	Sep. 28, 2020 EUR (€)	Sep. 30, 2020 CNY (¥)	Mar. 10, 2023 USD ($)
Contingencies [Line Items]
Amount compensated by the supplier | ¥			¥ 83
Jiangxi Jinko
Contingencies [Line Items]
Supply agreement amount	$ 363.3
Construction installation electric power energy capacity | MWh	32
Plant defective modules in amount	$ 14.1
Owner of the plant in the amount	14.6
Total of plant and interest and costs	$ 392.0
Invoice amount failed to pay by the Indian customer				$ 5.3
Case Against Hanwha Q CELLS GmbH
Contingencies [Line Items]
Maximum imposition of penalties | €		€ 250,000